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                 The Guardian Life Insurance Company of America
                                7 Hanover Square
                            New York, New York 10004


September 16, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

         Re: The Park Avenue Portfolio -- Post-Effective Amendment No. 36 to Registration Statement (Securities Act Reg. No. 33-23966; 1940 Act File No. 811-5641)

Ladies and Gentlemen:

On behalf of The Park Avenue Portfolio (the "Portfolio"), an open-end management investment company registered under the Investment Company Act of 1940, transmitted herewith under the Securities Act of 1933 (the "Securities Act") is Post-Effective Amendment No. 36 to the Portfolio's Registration Statement on Form N-1A (the "Amendment").

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act primarily to reflect changes in fundamental investment policies that are being proposed for approval at a Special Meeting of Shareholders of the series funds of the Portfolio, to be held on November 15, 2005. Preliminary proxy materials for the Special Meeting were filed with the Commission on September 9, 2005 (EDGAR Accession No. 0000950123-05-010940). The Portfolio intends to make a subsequent post-effective amendment filing under Rule 485(b) of the Securities Act on or before November 16, 2005.

Please direct any comments on this filing to the undersigned at (212) 598-1297.

Sincerely,


Kathleen M. Moynihan
Assistant Counsel